Stradley, Ronon, Stevens & Young, LLP

191 North Wacker Drive, Suite 1600

Chicago, IL 60606

(312) 564-3500

June 17, 2020

VIA EDGAR TRANSMISSION

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	InvestEd Portfolios (the “Registrant”) – Form N-1A
File Nos.: 333-64172 and 811-10431

Dear Sir or Madam:

Please accept for filing Post-Effective Amendment No. 38/Amendment No. 38 (the “Amendment”) to the Registrant’s Registration Statement on Form N-1A under the Securities Act of 1933 (the “1933 Act”) and the Investment Company Act of 1940.

The Amendment is being filed pursuant to Rule 485(a)(2) under the 1933 Act in order to (1) register four new series of the Trust – InvestEd 80 Portfolio, InvestEd 50 Portfolio, InvestEd 30 Portfolio and InvestEd 10 Portfolio, and (2) change the names and investment strategies of the Registrant’s six existing series. It is proposed that the Amendment become effective 75 days after filing.

If you have any questions or comments regarding this filing, please telephone me at (312) 964-3505, or in my absence, please contact Alan Goldberg at (312) 964-3503.

Very truly yours,

/s/ Mark R. Greer
Mark R. Greer, Esq.